Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property Plant And Equipment
Property and equipment, gross	$ 28,364	$ 26,814
Less: accumulated depreciation	(7,347)	(5,461)
Property and equipment, net	21,017	21,353
Office Equipment
Property Plant And Equipment
Property and equipment, gross	391	397
Electronic Equipment
Property Plant And Equipment
Property and equipment, gross	1,858	1,482
Vehicle
Property Plant And Equipment
Property and equipment, gross	75	76
Laboratory Equipment
Property Plant And Equipment
Property and equipment, gross	7,279	5,854
Manufacturing Equipment
Property Plant And Equipment
Property and equipment, gross	11,016	11,049
Leasehold Improvements
Property Plant And Equipment
Property and equipment, gross	7,478	7,528
Construction in Progress
Property Plant And Equipment
Property and equipment, gross	$ 267	$ 428